RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		3 Months Ended			12 Months Ended
	Dec. 09, 2022	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Allocation of general corporate expenses		$ 857,000		$ 849,000	$ 4,014,000	$ 2,097,000
Related party receivables		0	$ 25,000		25,000	4,000
Interest expense		1,000
Officer [Member]
Related Party Transaction [Line Items]
Related Party Advances	$ 25,000	$ 26,000	52,000		52,000
Maturity date	Mar. 09, 2023	Apr. 10, 2023
Interest rate	14.00%	14.00%
Proceeds from related party debt			14,000
Due to officers and non-officer employee		$ 76,000	52,000		52,000
NonOfficer Employee [Member]
Related Party Transaction [Line Items]
Related Party Advances		25,000
Proceeds from related party debt		13,000	$ 13,000
Marcus Charuvastra [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt		14,000
Parent Company [Member]
Related Party Transaction [Line Items]
Contributions From Parent		577,000		950,000	2,900,000	4,200,000
Ault [Member]
Related Party Transaction [Line Items]
Allocation of general corporate expenses		$ 153,000		$ 60,000	670,000	330,000
Sales to related party					$ 27,000	$ 23,000